STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund

June 30, 2023 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 92.1%
Advertising - .2%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes		5.13	8/15/2027	381,000	[c]	346,410
Aerospace & Defense - 1.0%
Bombardier, Inc., Sr. Unscd. Notes		7.50	2/1/2029	191,000	[c]	189,009
Bombardier, Inc., Sr. Unscd. Notes		7.88	4/15/2027	110,000	[c]	109,871
Spirit AeroSystems, Inc., Sr. Scd. Notes		9.38	11/30/2029	350,000	[c]	375,139
TransDigm, Inc., Gtd. Notes		4.88	5/1/2029	157,000		140,432
TransDigm, Inc., Gtd. Notes		5.50	11/15/2027	730,000		689,383
TransDigm, Inc., Sr. Scd. Notes		6.75	8/15/2028	160,000	[c]	160,806
					1,664,640
Airlines - .2%
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes		5.75	4/20/2029	370,000	[c]	359,595
Automobiles & Components - 2.0%
Clarios Global LP/Clarios US Finance Co., Gtd. Notes		8.50	5/15/2027	350,000	[c]	351,229
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes		6.75	5/15/2028	359,000	[c]	358,123
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes		8.00	2/1/2028	549,000	[c]	500,794
Ford Motor Co., Sr. Unscd. Notes		4.75	1/15/2043	190,000		146,274
Ford Motor Co., Sr. Unscd. Notes		5.29	12/8/2046	450,000		371,024
Ford Motor Credit Co., LLC, Sr. Unscd. Notes		4.00	11/13/2030	380,000		325,084
Ford Motor Credit Co., LLC, Sr. Unscd. Notes		6.95	6/10/2026	280,000		281,658
Ford Motor Credit Co., LLC, Sr. Unscd. Notes		7.35	3/6/2030	200,000		204,473
Grupo Antolin-Irausa SA, Sr. Scd. Bonds	EUR	3.50	4/30/2028	390,000	[c]	311,995
IHO Verwaltungs GmbH, Sr. Scd. Bonds		6.00	5/15/2027	200,000	[c,d]	188,297
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	490,000	[c]	372,210
					3,411,161
Banks - .4%
Citigroup, Inc., Jr. Sub. Notes		3.88	2/18/2026	118,000	[e]	99,120
Freedom Mortgage Corp., Sr. Unscd. Notes		8.13	11/15/2024	150,000	[c]	148,769

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 92.1% (continued)
Banks - .4% (continued)
Societe Generale SA, Jr. Sub. Bonds		7.88	12/18/2023	400,000	[c,e]	392,170
					640,059
Building Materials - .6%
Eco Material Technologies, Inc., Sr. Scd. Notes		7.88	1/31/2027	387,000	[c]	366,769
Emerald Debt Merger Sub LLC, Sr. Scd. Notes		6.63	12/15/2030	336,000	[c]	333,480
PCF GmbH, Sr. Scd. Bonds	EUR	4.75	4/15/2026	210,000	[c]	177,181
Standard Industries, Inc., Sr. Unscd. Notes		4.38	7/15/2030	91,000	[c]	78,897
Standard Industries, Inc., Sr. Unscd. Notes		4.75	1/15/2028	116,000	[c]	108,141
					1,064,468
Chemicals - 1.5%
INEOS Quattro Finance 1 PLC, Sr. Unscd. Notes	EUR	3.75	7/15/2026	400,000	[c]	385,499
Iris Holdings, Inc., Sr. Unscd. Notes		8.75	2/15/2026	384,000	[c,d]	365,854
Italmatch Chemicals SPA, Sr. Scd. Notes	EUR	10.00	2/6/2028	297,000	[c]	316,788
NOVA Chemicals Corp., Sr. Unscd. Notes		5.00	5/1/2025	270,000	[c]	258,620
Olympus Water US Holding Corp., Sr. Scd. Notes	EUR	9.63	11/15/2028	400,000	[c]	420,112
Olympus Water US Holding Corp., Sr. Scd. Notes		9.75	11/15/2028	240,000	[c]	234,372
SCIH Salt Holdings, Inc., Sr. Scd. Notes		4.88	5/1/2028	120,000	[c]	107,318
SCIH Salt Holdings, Inc., Sr. Unscd. Notes		6.63	5/1/2029	180,000	[c]	151,016
WR Grace Holdings LLC, Sr. Scd. Notes		7.38	3/1/2031	110,000	[c]	107,897
WR Grace Holdings LLC, Sr. Unscd. Notes		5.63	8/15/2029	210,000	[c]	172,253
					2,519,729
Collateralized Loan Obligations Debt - 46.9%
Adagio VIII DAC CLO, Ser. 8A, Cl. E, (3 Month EURIBOR +6.03%)	EUR	9.21	4/15/2032	3,000,000	[c,f]	2,779,998
Barings Euro DAC CLO, Ser. 2015-1A, CI. ERR, (3 Month EURIBOR +6.86%)	EUR	10.12	7/25/2035	1,500,000	[c,f]	1,453,277
Barings Euro DAC CLO, Ser. 2018-3A, Cl. E, (3 Month EURIBOR +5.79%)	EUR	9.06	7/27/2031	2,150,000	[c,f]	1,948,901
Barings Euro DAC CLO, Ser. 2019-1A, CI. ER, (3 Month EURIBOR +7.21%)	EUR	10.39	4/15/2036	1,500,000	[c,f]	1,422,592

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 92.1% (continued)
Collateralized Loan Obligations Debt - 46.9% (continued)
Birch Grove 2 Ltd. CLO, Ser. 2021-2A, Cl. E, (3 Month LIBOR +6.95%)		12.22	10/19/2034	1,250,000	[c,f]	1,096,781
Birch Grove 3 Ltd. CLO, Ser. 2021-3A, Cl. E, (3 Month LIBOR +6.98%)		12.25	1/19/2035	2,000,000	[c,f]	1,800,362
BlueMountain Ltd. CLO, Ser. 2016-2A, CI. DR, (3 Month LIBOR +7.79%)		13.17	8/20/2032	2,250,000	[c,f]	1,873,885
Cairn VI DAC CLO, Ser. 2016-6A, Cl. FR, (3 Month EURIBOR +8.25%)	EUR	11.51	7/25/2029	2,700,000	[c,f]	2,947,787
Capital Four I DAC CLO, Ser. 1A, CI. E, (3 Month EURIBOR +6.47%)	EUR	9.65	1/15/2033	1,000,000	[c,f]	983,885
Carlyle Euro DAC CLO, Ser. 2017-1A, Cl. DR, (3 Month EURIBOR +6.47%)	EUR	9.65	7/15/2034	1,000,000	[c,f]	979,067
Carlyle Euro DAC CLO, Ser. 2019-1A, CI. D, (3 Month EURIBOR +6.12%)	EUR	9.65	3/15/2032	3,000,000	[c,f]	2,958,507
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2015-1A, CI. ER, (3 Month EURIBOR +8.03%)	EUR	11.21	1/16/2033	1,000,000	[c,f]	888,321
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2016-2A, Cl. DRR, (3 Month EURIBOR +6.14%)	EUR	9.32	4/15/2034	1,500,000	[c,f]	1,454,811
Cathedral Lake VIII Ltd. CLO, Ser. 2021-8A, Cl. E, (3 Month LIBOR +7.49%)		12.74	1/20/2035	1,000,000	[c,f]	896,155
Contego VII DAC CLO, Ser. 7A, Cl. F, (3 Month EURIBOR +8.76%)	EUR	11.97	5/14/2032	3,500,000	[c,f]	3,342,547
CQS US Ltd. CLO, Ser. 2022-2A, Cl. E1, (3 Month TSFR +6.85%)		11.90	7/20/2031	1,000,000	[c,f]	854,374
Crown Point 8 Ltd. CLO, Ser. 2019-8A, Cl. ER, (3 Month LIBOR +7.13%)		12.38	10/20/2034	3,000,000	[c,f]	2,728,914
CVC Cordatus Loan Fund XIV DAC CLO, Ser. 14A, Cl. E, (3 Month EURIBOR +5.90%)	EUR	9.28	5/22/2032	1,000,000	[c,f]	994,122
CVC Cordatus Loan Fund XVIII DAC CLO, Ser. 18A, Cl. FR, (3 Month EURIBOR +8.85%)	EUR	12.09	7/29/2034	2,000,000	[c,f]	1,912,319
Dryden 66 Euro DAC CLO, Ser. 2018-66A, CI. E, (3 Month EURIBOR +5.41%)	EUR	8.59	1/18/2032	2,000,000	[c,f]	1,860,052
Dryden 88 Euro DAC CLO, Ser. 2020-88A, Cl. E, (3 Month EURIBOR +6.01%)	EUR	9.21	7/20/2034	1,000,000	[c,f]	914,523
Elevation Ltd. CLO, Ser. 2013-1A, Cl. D1R2, (3 Month LIBOR +7.65%)		12.97	8/15/2032	2,500,000	[c,f]	2,215,877

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 92.1% (continued)
Collateralized Loan Obligations Debt - 46.9% (continued)
Elm Park DAC CLO, Ser. 1A, CI. DRR, (3 Month EURIBOR +6.16%)	EUR	9.34	4/15/2034	1,167,000	[c,f]	1,145,620
Fidelity Grand Harbour DAC CLO, Ser. 2021-1A, Cl. E, (3 Month EURIBOR +6.22%)	EUR	9.40	10/15/2034	1,000,000	[c,f]	974,815
Fidelity Grand Harbour DAC CLO, Ser. 2021-1A, Cl. F, (3 Month EURIBOR +9.15%)	EUR	12.33	10/15/2034	1,000,000	[c,f]	962,500
Franklin Park Place I LLC CLO, Ser. 2022-1A, Cl. E, (3 Month TSFR +7.50%)		12.49	4/14/2035	1,300,000	[c,f]	1,150,773
GoldenTree Loan Management EUR 4 DAC CLO, Ser. 4A, Cl. ER, (3 Month EURIBOR +6.07%)	EUR	9.27	7/20/2034	1,500,000	[c,f]	1,468,429
Greywolf II Ltd. CLO, Ser. 2013-1A, Cl. DRR, (3 Month LIBOR +7.05%)		12.31	4/15/2034	2,000,000	[c,f]	1,772,666
ICG Euro DAC CLO, Ser. 2021-1A, Cl. E, (3 Month EURIBOR +6.46%)	EUR	9.64	10/15/2034	1,000,000	[c,f]	970,162
MidOcean Credit X CLO, Ser. 2019-10A, CI. ER, (3 Month LIBOR +7.16%)		12.43	10/23/2034	4,000,000	[c,f]	3,335,316
Northwoods Capital 22 Ltd. CLO, Ser. 2020-22A, Cl. ER, (3 Month TSFR +8.19%)		13.47	9/1/2031	1,100,000	[c,f]	981,342
Northwoods Capital 25 Ltd. CLO, Ser. 2021-25A, CI. E, (3 Month LIBOR +7.14%)		12.39	7/20/2034	3,000,000	[c,f]	2,615,106
Northwoods Capital 27 Ltd. CLO, Ser. 2021-27A, Cl. E, (3 Month LIBOR +7.04%)		12.30	10/17/2034	1,150,000	[c,f]	963,153
Purple Finance 2 DAC CLO, Ser. 2A, Cl. E, (3 Month EURIBOR +6.40%)	EUR	9.60	4/20/2032	2,600,000	[c,f]	2,625,100
Purple Finance 2 DAC CLO, Ser. 2A, Cl. F, (3 Month EURIBOR +8.84%)	EUR	12.04	4/20/2032	2,300,000	[c,f]	2,248,028
Rockford Tower Europe DAC CLO, Ser. 2019-1A, Cl. E, (3 Month EURIBOR +6.03%)	EUR	9.23	1/20/2033	2,000,000	[c,f]	1,970,187
Sound Point XXIII CLO, Ser. 2019-2A, Cl. ER, (3 Month LIBOR +6.47%)		11.73	7/15/2034	4,750,000	[c,f]	3,733,386
Toro European 2 DAC CLO, Ser. 2A, Cl. ERR, (3 Month EURIBOR +6.47%)	EUR	9.73	7/25/2034	2,000,000	[c,f]	1,994,640
Toro European 6 DAC CLO, Ser. 6A, Cl. F, (3 Month EURIBOR +8.49%)	EUR	11.57	1/12/2032	1,500,000	[c,f]	1,372,466
Trimaran CAVU Ltd. CLO, Ser. 2019-1A, CI. E, (3 Month LIBOR +7.04%)		12.29	7/20/2032	2,100,000	[c,f]	1,871,192

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 92.1% (continued)
Collateralized Loan Obligations Debt - 46.9% (continued)
Trimaran CAVU Ltd. CLO, Ser. 2021-2A, CI. E, (3 Month LIBOR +7.20%)		12.46	10/25/2034	2,000,000	[c,f]	1,794,670
Trinitas XI Ltd. CLO, Ser. 2019-11A, CI. ER, (3 Month LIBOR +7.27%)		12.53	7/15/2034	2,000,000	[c,f]	1,634,844
Venture 39 Ltd. CLO, Ser. 2020-39A, Cl. E, (3 Month LIBOR +7.63%)		12.89	4/15/2033	2,350,000	[c,f]	2,015,705
Venture 41 Ltd. CLO, Ser. 2021-41A, Cl. E, (3 Month LIBOR +7.71%)		12.96	1/20/2034	2,000,000	[c,f]	1,778,970
Wellfleet Ltd. CLO, Ser. 2021-3A, Cl. E, (3 Month LIBOR +7.10%)		12.36	1/15/2035	1,000,000	[c,f]	844,272
Wellfleet X Ltd. CLO, Ser. 2019-XA, Cl. DR, (3 Month LIBOR +6.61%)		11.86	7/20/2032	4,000,000	[c,f]	3,070,776
					81,601,175
Collateralized Loan Obligations Equity - 3.0%
Blackrock European VIII DAC CLO, Ser. 8A, Cl. SUB	EUR	0.00	7/20/2032	1,425,000	[c,g]	886,066
Madison Park Funding X Ltd. CLO, Ser. 2012-10A, Cl. SUB		0.00	1/20/2029	5,000,000	[c,g]	300
Providus II DAC CLO, Ser. 2A, Cl. SUB	EUR	0.00	7/15/2031	1,000,000	[c,g]	501,981
Wind River Ltd. CLO, Ser. 2016-1KRA, CI. SUB		0.00	1/15/2029	11,350,000	[c,g]	3,758,360
					5,146,707
Commercial & Professional Services - 3.6%
Adtalem Global Education, Inc., Sr. Scd. Notes		5.50	3/1/2028	280,000	[c]	254,422
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes	EUR	5.25	10/15/2026	370,000	[c]	381,066
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Bonds	GBP	4.88	6/1/2028	690,000	[c]	684,171
APX Group, Inc., Sr. Scd. Notes		6.75	2/15/2027	147,000	[c]	144,212
BCP V Modular Services Finance II PLC, Sr. Scd. Bonds	EUR	4.75	11/30/2028	470,000	[c]	438,435
House of HR Group BV, Sr. Scd. Bonds	EUR	9.00	11/3/2029	590,000	[c]	637,370
La Financiere Atalian SASU, Gtd. Bonds	EUR	5.13	5/15/2025	306,000	[c]	232,757
La Financiere Atalian SASU, Gtd. Notes	GBP	6.63	5/15/2025	600,000		528,256
Loxam SAS, Sr. Scd. Notes	EUR	3.75	7/15/2026	256,000		265,360
Loxam SAS, Sr. Sub. Notes	EUR	5.75	7/15/2027	430,000		430,740
MPH Acquisition Holdings LLC, Sr. Scd. Notes		5.50	9/1/2028	237,000	[c]	202,280
Neptune Bidco US, Inc., Sr. Scd. Notes		9.29	4/15/2029	341,000	[c]	313,421

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 92.1% (continued)
Commercial & Professional Services - 3.6% (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc., Scd. Notes		6.25	1/15/2028	786,000	[c]	737,462
The Hertz Corp., Gtd. Notes		4.63	12/1/2026	420,000	[c]	379,460
Verisure Midholding AB, Gtd. Notes	EUR	5.25	2/15/2029	665,000	[c]	630,860
					6,260,272
Consumer Discretionary - 4.1%
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes	EUR	7.25	4/30/2030	425,000	[c]	472,711
Allwyn International AS, Sr. Scd. Notes	EUR	3.88	2/15/2027	400,000	[c]	411,050
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes		4.63	4/1/2030	190,000	[c]	162,444
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes		6.63	1/15/2028	60,000	[c]	57,439
Carnival Corp., Gtd. Bonds	EUR	7.63	3/1/2026	250,000	[c]	265,878
Carnival Corp., Gtd. Notes		6.00	5/1/2029	409,000	[c]	365,552
Carnival Corp., Gtd. Notes		7.63	3/1/2026	120,000	[c]	117,639
Carnival Holdings Bermuda Ltd., Gtd. Notes		10.38	5/1/2028	125,000	[c]	136,834
CCM Merger, Inc., Sr. Unscd. Notes		6.38	5/1/2026	425,000	[c]	412,756
Everi Holdings, Inc., Gtd. Notes		5.00	7/15/2029	201,000	[c]	176,209
International Game Technology PLC, Sr. Scd. Notes		5.25	1/15/2029	385,000	[c]	365,038
Jacobs Entertainment, Inc., Sr. Unscd. Notes		6.75	2/15/2029	168,000	[c]	150,520
KB Home, Gtd. Notes		4.00	6/15/2031	332,000		286,646
Lottomatica SpA/Roma, Sr. Scd. Notes	EUR	7.13	6/1/2028	350,000	[c]	391,018
NCL Corp. Ltd., Gtd. Notes		5.88	3/15/2026	375,000	[c]	351,174
NCL Corp. Ltd., Sr. Scd. Notes		5.88	2/15/2027	232,000	[c]	226,056
Nobel Bidco BV, Sr. Scd. Bonds	EUR	3.13	6/15/2028	870,000	[c]	751,538
Pinewood Finance Co. Ltd., Sr. Scd. Bonds	GBP	3.63	11/15/2027	330,000	[c]	366,713
Raptor Acquisition Corp./Raptor Co-Issuer LLC, Sr. Scd. Notes		4.88	11/1/2026	69,000	[c]	65,095
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes		5.50	8/31/2026	630,000	[c]	597,899
Scientific Games Holdings LP/Scientific Games US Finco, Inc., Sr. Unscd. Notes		6.63	3/1/2030	479,000	[c]	421,963
Taylor Morrison Communities, Inc., Sr. Unscd. Notes		5.13	8/1/2030	120,000	[c]	110,904
Viking Cruises Ltd., Sr. Unscd. Notes		9.13	7/15/2031	200,000	[c]	202,196

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 92.1% (continued)
Consumer Discretionary - 4.1% (continued)
Windsor Holdings III LLC, Sr. Scd. Notes		8.50	6/15/2030	332,000	[c]	330,861
					7,196,133
Consumer Staples - .1%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., Sr. Scd. Notes		5.00	12/31/2026	220,000	[c]	201,539
Diversified Financials - 3.2%
Advisor Group Holdings, Inc., Sr. Unscd. Notes		10.75	8/1/2027	300,000	[c]	302,299
Ally Financial, Inc., Gtd. Notes		8.00	11/1/2031	354,000		367,791
Ally Financial, Inc., Jr. Sub. Notes, Ser. B		4.70	5/15/2026	206,000	[e]	145,874
Blackstone Secured Lending Fund, Sr. Unscd. Notes		2.85	9/30/2028	380,000		311,783
Encore Capital Group, Inc., Sr. Scd. Bonds	EUR	4.88	10/15/2025	220,000	[c]	225,177
Encore Capital Group, Inc., Sr. Scd. Notes	GBP	4.25	6/1/2028	580,000	[c]	564,782
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds	GBP	7.75	11/1/2025	455,000	[c]	415,980
Garfunkelux Holdco 3 SA, Sr. Scd. Notes	EUR	6.75	11/1/2025	170,000	[c]	136,271
Home Point Capital, Inc., Gtd. Notes		5.00	2/1/2026	410,000	[c]	367,969
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes		4.75	9/15/2024	211,000		201,793
Intrum AB, Sr. Unscd. Bonds	EUR	3.13	7/15/2024	354,355	[c]	360,132
Intrum AB, Sr. Unscd. Notes	EUR	4.88	8/15/2025	570,000	[c]	517,071
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes		4.50	11/15/2029	90,000	[c]	77,535
Navient Corp., Sr. Unscd. Notes		6.75	6/25/2025	370,000		364,117
NFP Corp., Sr. Unscd. Notes		6.88	8/15/2028	130,000	[c]	113,026
OneMain Finance Corp., Gtd. Notes		6.63	1/15/2028	340,000		321,052
PennyMac Financial Services, Inc., Gtd. Notes		5.38	10/15/2025	410,000	[c]	387,883
PennyMac Financial Services, Inc., Gtd. Notes		5.75	9/15/2031	515,000	[c]	420,540
					5,601,075
Electronic Components - .1%
Sensata Technologies BV, Gtd. Notes		5.88	9/1/2030	240,000	[c]	233,604
Energy - 3.8%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes		8.25	2/15/2026	517,000	[c]	508,423

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 92.1% (continued)
Energy - 3.8% (continued)
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.75	3/1/2027	545,000	[c]	526,108
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.75	1/15/2028	320,000	[c]	305,350
Antero Resources Corp., Gtd. Notes	5.38	3/1/2030	160,000	[c]	148,269
Apache Corp., Sr. Unscd. Notes	5.10	9/1/2040	204,000		166,035
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes	6.63	7/15/2026	400,000	[c]	396,431
Chesapeake Energy Corp., Gtd. Notes	5.88	2/1/2029	131,000	[c]	124,557
Comstock Resources, Inc., Gtd. Notes	6.75	3/1/2029	370,000	[c]	338,908
CQP Holdco LP/Bip-V Chinook Holdco LLC, Sr. Scd. Notes	5.50	6/15/2031	250,000	[c]	223,381
CVR Energy, Inc., Gtd. Bonds	5.25	2/15/2025	544,000	[c]	525,123
EQM Midstream Partners LP, Sr. Unscd. Notes	5.50	7/15/2028	396,000		375,058
EQM Midstream Partners LP, Sr. Unscd. Notes	7.50	6/1/2027	64,000	[c]	64,675
New Fortress Energy, Inc., Sr. Scd. Notes	6.50	9/30/2026	59,000	[c]	52,850
New Fortress Energy, Inc., Sr. Scd. Notes	6.75	9/15/2025	355,000	[c]	333,391
Rockcliff Energy II LLC, Sr. Unscd. Notes	5.50	10/15/2029	620,000	[c]	572,551
Rockies Express Pipeline LLC, Sr. Unscd. Notes	4.80	5/15/2030	211,000	[c]	184,602
Southwestern Energy Co., Gtd. Notes	5.38	3/15/2030	560,000		523,117
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes	3.88	11/1/2033	597,000	[c]	489,672
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes	4.13	8/15/2031	180,000	[c]	155,048
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes	6.25	1/15/2030	116,000	[c]	115,174
Venture Global LNG, Inc., Sr. Scd. Notes	8.13	6/1/2028	223,000	[c]	226,736
Western Midstream Operating LP, Sr. Unscd. Notes	4.30	2/1/2030	250,000		224,687
				6,580,146
Environmental Control - .4%
Covanta Holding Corp., Gtd. Notes	4.88	12/1/2029	300,000	[c]	259,880
Covanta Holding Corp., Gtd. Notes	5.00	9/1/2030	150,000		127,545
Waste Pro USA, Inc., Sr. Unscd. Notes	5.50	2/15/2026	396,000	[c]	367,794
				755,219

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 92.1% (continued)
Food Products - .2%
Boparan Finance PLC, Sr. Scd. Bonds	GBP	7.63	11/30/2025	264,000	[c]	222,877
Pilgrim's Pride Corp., Gtd. Notes		6.25	7/1/2033	201,000		194,938
					417,815
Health Care - 2.3%
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	260,000	[c]	235,671
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.25	5/15/2030	242,000	[c]	190,880
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.63	3/15/2027	540,000	[c]	476,390
CHS/Community Health Systems, Inc., Sr. Scd. Notes		8.00	3/15/2026	150,000	[c]	146,251
Cidron Aida Finco Sarl, Sr. Scd. Bonds	GBP	6.25	4/1/2028	255,000	[c]	283,770
HealthEquity, Inc., Gtd. Notes		4.50	10/1/2029	263,000	[c]	232,119
Jazz Securities DAC, Sr. Scd. Notes		4.38	1/15/2029	240,000	[c]	214,370
Legacy LifePoint Health LLC, Sr. Scd. Notes		6.75	4/15/2025	300,000	[c]	279,000
LifePoint Health, Inc., Gtd. Notes		5.38	1/15/2029	130,000	[c]	76,908
Medline Borrower LP, Sr. Scd. Notes		3.88	4/1/2029	282,000	[c]	245,342
Medline Borrower LP, Sr. Unscd. Notes		5.25	10/1/2029	364,000	[c]	316,217
Option Care Health, Inc., Gtd. Notes		4.38	10/31/2029	331,000	[c]	291,675
Prime Healthcare Services, Inc., Sr. Scd. Notes		7.25	11/1/2025	106,000	[c]	100,585
Tenet Healthcare Corp., Gtd. Notes		6.13	10/1/2028	520,000		501,103
Tenet Healthcare Corp., Scd. Notes		6.25	2/1/2027	115,000		113,950
Tenet Healthcare Corp., Sr. Scd. Notes		6.75	5/15/2031	260,000	[c]	260,958
					3,965,189
Industrial - .6%
Apollo Swedish Bidco AB, Sr. Scd. Bonds, (3 Month EURIBOR +5.00%)	EUR	8.59	7/5/2029	303,000	[c,f]	320,738
Dycom Industries, Inc., Gtd. Notes		4.50	4/15/2029	328,000	[c]	298,185
Husky III Holding Ltd., Sr. Unscd. Notes		13.00	2/15/2025	387,000	[c,d]	353,138
					972,061
Information Technology - 1.0%
AthenaHealth Group, Inc., Sr. Unscd. Notes		6.50	2/15/2030	1,105,000	[c]	931,117
Black Knight InfoServ LLC, Gtd. Notes		3.63	9/1/2028	280,000	[c]	252,986
Central Parent, Inc./CDK Global, Inc., Sr. Scd. Notes		7.25	6/15/2029	300,000	[c]	296,943
Elastic NV, Sr. Unscd. Notes		4.13	7/15/2029	38,000	[c]	32,817

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 92.1% (continued)
Information Technology - 1.0% (continued)
SS&C Technologies, Inc., Gtd. Notes		5.50	9/30/2027	280,000	[c]	268,424
					1,782,287
Insurance - .8%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes		4.25	2/15/2029	670,000	[c]	579,004
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes		7.00	11/15/2025	90,000	[c]	87,245
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes		6.75	4/15/2028	360,000	[c]	357,427
AssuredPartners, Inc., Sr. Unscd. Notes		5.63	1/15/2029	165,000	[c]	142,976
Global Atlantic Financial Co., Gtd. Notes		3.13	6/15/2031	280,000	[c]	211,024
					1,377,676
Internet Software & Services - .6%
Arches Buyer, Inc., Sr. Scd. Notes		4.25	6/1/2028	74,000	[c]	64,481
Cogent Communications Group, Inc., Gtd. Notes		7.00	6/15/2027	360,000	[c]	348,624
iliad SA, Sr. Unscd. Bonds	EUR	5.38	6/14/2027	300,000		323,884
Match Group Holdings II LLC, Sr. Unscd. Notes		3.63	10/1/2031	280,000	[c]	230,412
					967,401
Materials - 2.2%
ARD Finance SA, Sr. Scd. Notes		6.50	6/30/2027	600,000	[c,d]	486,976
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Scd. Notes		3.25	9/1/2028	200,000	[c]	172,020
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Gtd. Notes	GBP	4.75	7/15/2027	175,000	[c]	176,847
Clydesdale Acquisition Holdings, Inc., Gtd. Notes		8.75	4/15/2030	570,000	[c]	503,780
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes		6.63	4/15/2029	110,000	[c]	105,033
Graham Packaging Co., Inc., Gtd. Notes		7.13	8/15/2028	214,000	[c]	182,992
Kleopatra Finco Sarl, Sr. Scd. Bonds	EUR	4.25	3/1/2026	390,000	[c]	356,690
LABL, Inc., Sr. Scd. Notes		6.75	7/15/2026	169,000	[c]	166,343
LABL, Inc., Sr. Unscd. Notes		8.25	11/1/2029	106,000	[c]	88,841
LABL, Inc., Sr. Unscd. Notes		10.50	7/15/2027	404,000	[c]	388,365
Mauser Packaging Solutions Holding Co., Scd. Notes		9.25	4/15/2027	209,000	[c]	193,153
Mauser Packaging Solutions Holding Co., Sr. Scd. Notes		7.88	8/15/2026	366,000	[c]	364,019

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 92.1% (continued)
Materials - 2.2% (continued)
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Scd. Notes		4.00	10/15/2027	310,000	[c]	274,502
Trivium Packaging Finance BV, Sr. Scd. Notes		5.50	8/15/2026	459,000	[c]	441,308
					3,900,869
Media - 3.3%
Altice Financing SA, Sr. Scd. Bonds		5.75	8/15/2029	490,000	[c]	380,093
Altice Finco SA, Scd. Notes	EUR	4.75	1/15/2028	970,000	[c]	707,186
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.50	5/1/2032	218,000		174,276
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.75	3/1/2030	259,000	[c]	221,700
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		5.13	5/1/2027	1,130,000	[c]	1,053,465
CSC Holdings LLC, Gtd. Notes		5.38	2/1/2028	310,000	[c]	249,550
CSC Holdings LLC, Sr. Unscd. Bonds		5.25	6/1/2024	390,000		363,171
CSC Holdings LLC, Sr. Unscd. Notes		5.75	1/15/2030	410,000	[c]	194,170
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., Sr. Scd. Notes		5.88	8/15/2027	260,000	[c]	235,771
DISH Network Corp., Sr. Scd. Notes		11.75	11/15/2027	919,000	[c]	897,901
Gray Escrow II, Inc., Gtd. Notes		5.38	11/15/2031	328,000	[c]	217,757
iHeartCommunications, Inc., Sr. Scd. Notes		6.38	5/1/2026	370,000		310,859
Scripps Escrow II, Inc., Sr. Scd. Notes		3.88	1/15/2029	140,000	[c]	113,179
Scripps Escrow, Inc., Gtd. Notes		5.88	7/15/2027	90,000	[c]	72,970
Summer BidCo BV, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	205,654	[c,d]	200,503
Summer BidCo BV, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	379,016	[c,d]	369,523
					5,762,074
Metals & Mining - .7%
FMG Resources August 2006 Pty Ltd., Gtd. Notes		4.38	4/1/2031	420,000	[c]	359,195
Novelis Corp., Gtd. Notes		3.25	11/15/2026	440,000	[c]	398,762
Taseko Mines Ltd., Sr. Scd. Notes		7.00	2/15/2026	516,000	[c]	470,825
					1,228,782
Real Estate - 1.7%
Diversified Healthcare Trust, Gtd. Notes		9.75	6/15/2025	206,000		197,839
Diversified Healthcare Trust, Sr. Unscd. Notes		4.75	5/1/2024	370,000		344,988
Emeria SASU, Sr. Scd. Bonds	EUR	7.75	3/31/2028	510,000	[c]	517,080
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes		5.25	10/1/2025	300,000	[c]	283,557

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 92.1% (continued)
Real Estate - 1.7% (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Scd. Notes		4.88	5/15/2029	420,000	[c]	362,366
Rithm Capital Corp., Sr. Unscd. Notes		6.25	10/15/2025	792,000	[c]	743,427
RLJ Lodging Trust LP, Sr. Scd. Notes		4.00	9/15/2029	410,000	[c]	343,738
Starwood Property Trust, Inc., Sr. Unscd. Notes		3.75	12/31/2024	170,000	[c]	159,534
					2,952,529
Retailing - 2.2%
B&M European Value Retail SA, Sr. Scd. Notes	GBP	3.63	7/15/2025	300,000		367,185
eG Global Finance PLC, Sr. Scd. Notes	EUR	4.38	2/7/2025	160,000	[c]	165,729
Foundation Building Materials, Inc., Gtd. Notes		6.00	3/1/2029	200,000	[c]	167,253
Kohl's Corp., Sr. Unscd. Notes		4.25	7/17/2025	160,000		148,201
Macy's Retail Holdings LLC, Gtd. Notes		4.50	12/15/2034	184,000		132,517
Macy's Retail Holdings LLC, Gtd. Notes		5.88	4/1/2029	180,000	[c]	164,448
PetSmart, Inc./Petsmart Finance Corp., Gtd. Notes		7.75	2/15/2029	250,000	[c]	248,685
QVC, Inc., Sr. Scd. Notes		4.85	4/1/2024	470,000		460,020
Shiba Bidco SPA, Sr. Scd. Bonds	EUR	4.50	10/31/2028	354,000	[c]	343,311
SRS Distribution, Inc., Gtd. Notes		6.00	12/1/2029	319,000	[c]	275,774
SRS Distribution, Inc., Sr. Scd. Notes		4.63	7/1/2028	78,000	[c]	69,744
Staples, Inc., Sr. Scd. Notes		7.50	4/15/2026	370,000	[c]	306,089
Staples, Inc., Sr. Unscd. Notes		10.75	4/15/2027	43,000	[c]	25,041
The Very Group Funding PLC, Sr. Scd. Bonds	GBP	6.50	8/1/2026	469,000	[c]	462,084
White Cap Buyer LLC, Sr. Unscd. Notes		6.88	10/15/2028	479,000	[c]	434,733
					3,770,814
Technology Hardware & Equipment - .3%
Ahead DB Holdings LLC, Gtd. Notes		6.63	5/1/2028	157,000	[c]	127,856
Virtusa Corp., Sr. Unscd. Notes		7.13	12/15/2028	160,000	[c]	130,451
Western Digital Corp., Gtd. Notes		4.75	2/15/2026	292,000		278,398
					536,705
Telecommunication Services - 3.4%
Altice France Holding SA, Sr. Scd. Notes	EUR	8.00	5/15/2027	170,000	[c]	108,751
Altice France Holding SA, Sr. Scd. Notes		10.50	5/15/2027	1,076,000	[c]	652,793
Altice France SA, Sr. Scd. Notes		5.50	1/15/2028	400,000	[c]	302,521
CommScope, Inc., Gtd. Notes		7.13	7/1/2028	415,000	[c]	295,194
CommScope, Inc., Gtd. Notes		8.25	3/1/2027	137,000	[c]	109,789

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 92.1% (continued)
Telecommunication Services - 3.4% (continued)
Connect Finco Sarl/Connect US Finco LLC, Sr. Scd. Notes		6.75	10/1/2026	785,000	[c]	763,190
Frontier Communications Holdings LLC, Sr. Scd. Notes		5.88	10/15/2027	184,000	[c]	169,049
Frontier Communications Holdings LLC, Sr. Scd. Notes		8.75	5/15/2030	290,000	[c]	283,699
Iliad Holding SASU, Sr. Scd. Notes		6.50	10/15/2026	407,000	[c]	384,502
Level 3 Financing, Inc., Gtd. Notes		4.63	9/15/2027	205,000	[c]	142,882
Level 3 Financing, Inc., Sr. Scd. Notes		10.50	5/15/2030	193,000	[c]	196,002
Lorca Telecom Bondco SA, Sr. Scd. Bonds	EUR	4.00	9/18/2027	720,000	[c]	718,491
Lumen Technologies, Inc., Sr. Scd. Notes		4.00	2/15/2027	439,000	[c]	327,650
PLT VII Finance Sarl, Sr. Scd. Notes	EUR	4.63	1/5/2026	500,000	[c]	531,483
TalkTalk Telecom Group Ltd., Gtd. Notes	GBP	3.88	2/20/2025	160,000		165,196
Telecom Italia Capital SA, Gtd. Notes		6.00	9/30/2034	220,000		177,677
ViaSat, Inc., Sr. Unscd. Notes		5.63	9/15/2025	300,000	[c]	291,000
Zayo Group Holdings, Inc., Sr. Scd. Notes		4.00	3/1/2027	347,000	[c]	245,462
					5,865,331
Utilities - 1.7%
Calpine Corp., Sr. Scd. Notes		4.50	2/15/2028	130,000	[c]	117,819
Calpine Corp., Sr. Unscd. Notes		4.63	2/1/2029	370,000	[c]	312,597
Calpine Corp., Sr. Unscd. Notes		5.00	2/1/2031	485,000	[c]	401,751
Energia Group Ni Financeco PLC/Energia Group ROI Holdings DAC, Sr. Scd. Notes	GBP	4.75	9/15/2024	470,000	[c]	585,231
NRG Energy, Inc., Gtd. Notes		5.25	6/15/2029	270,000	[c]	241,685
NRG Energy, Inc., Jr. Sub. Bonds		10.25	3/15/2028	300,000	[c,e]	283,196
PG&E Corp., Sr. Scd. Notes		5.00	7/1/2028	318,000		292,089
Pike Corp., Gtd. Notes		5.50	9/1/2028	165,000	[c]	148,303
Solaris Midstream Holdings LLC, Gtd. Notes		7.63	4/1/2026	350,000	[c]	339,060
Vistra Corp., Jr. Sub. Notes		7.00	12/15/2026	293,000	[c,e]	255,972
					2,977,703
Total Bonds and Notes (cost $174,190,097)				160,059,168

Floating Rate Loan Interests - 47.1%
Advertising - .3%
CB Poly US Holdings, Inc., Initial Term Loan, (1 Month TSFR +5.50%)		10.60	5/20/2029	265,824	[f]	252,732

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.1% (continued)
Advertising - .3% (continued)
Clear Channel Outdoor Holdings, Term Loan B, (3 Month TSFR +3.50%)		8.81	8/23/2026	223,101	[f]	213,499
					466,231
Aerospace & Defense - .3%
Propulsion BC Newco LLC, Initial Term Loan, (3 Month TSFR +3.75%)		8.99	9/14/2029	312,964	[f]	313,159
Spirit AeroSystems, Inc., New Initial Term Loan, (3 Month TSFR +4.50%)		9.55	1/15/2027	232,692	[f]	233,449
					546,608
Automobiles & Components - .1%
Burgess Point Purchaser, Initial Term Loan, (1 Month TSFR +5.35%)		10.45	7/25/2029	145,781	[f]	138,714
Banks - .2%
Ascensus Holdings, Inc., First Lien Initial Term Loan, (1 Month TSFR +3.50%)		8.72	8/2/2028	207,425	[f]	204,444
Ascensus Holdings, Inc., Second Lien Initial Term Loan, (1 Month LIBOR +6.50%)		11.69	8/2/2029	98,446	[f]	88,601
					293,045
Beverage Products - .3%
Triton Water Holdings, First Lien Initial Term Loan, (3 Month TSFR +3.50%)		5.24	3/31/2028	493,741	[f]	478,543
Building Materials - 1.3%
BME Group Holding BV, Facility Term Loan B, (3 Month EURIBOR +3.50%)	EUR	6.74	10/31/2026	1,000,000	[f]	1,037,851
Cornerstone Building, New Term Loan B, (1 Month TSFR +3.35%)		8.50	4/12/2028	511,608	[f]	491,786
LSF10 XL Bidco SCA, Facility Term Loan B-4, (3 Month EURIBOR +3.93%)	EUR	7.52	4/9/2028	853,470	[f]	798,945
					2,328,582
Chemicals - 2.7%
Aruba Investment Holding, Euro Term Loan B, (1 Month EURIBOR +4.00%)	EUR	7.21	11/24/2027	977,500	[f]	1,023,982
Aruba Investment Holding, First Lien Initial Dollar Term Loan, (1 Month TSFR +4.10%)		9.20	11/24/2027	222,357	[f]	215,500

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.1% (continued)
Chemicals - 2.7% (continued)
ColourOZ Investment 1 GmbH, Second Lien Initial Euro Term Loan, (3 Month EURIBOR +4.25%)	EUR	6.67	9/7/2022	137,256	[f,h]	61,407
ColourOZ Investment 2 LLC, First Lien Initial Term Loan B-2, (3 Month LIBOR +4.25%)		10.52	9/21/2023	1,161,427	[f]	793,963
ColourOZ Investment 2 LLC, First Lien Initial Term Loan C, (2-3 Month LIBOR +4.25%)		10.94	9/21/2023	191,998	[f]	131,252
ColourOZ Investment 2 LLC, Second Lien Initial Term Loan B-2, (3 Month LIBOR +4.25%)		9.52	9/21/2024	2,336,646	[d,f]	700,994
Flint Group GmbH, First Lien Initial Term Loan B-8, (3 Month LIBOR +4.25%)		8.57	9/7/2021	338,169	[f]	231,175
INEOS Finance PLC, 2027-II Euro Term Loan, (1 Month EURIBOR +4.00%)	EUR	7.42	11/8/2027	1,000,000	[f]	1,078,668
SCIH Salt Holdings, Inc., First Lien Incremental Term Loan B-1, (1 Month LIBOR +4.00%)		9.19	3/16/2027	402,528	[f]	397,213
					4,634,154
Commercial & Professional Services - 8.3%
Albion Financing 3 Sarl, 2023 & 2026 Term Loan, (3 Month EURIBOR +5.25%)	EUR	8.46	8/17/2026	1,000,000	[f]	1,089,836
Allied Universal Holdco, USD Term Loan, (1 Month TSFR +3.75%)		8.95	5/14/2028	153,435	[f]	149,429
American Auto Auction, First Lien Tranche Term Loan B, (3 Month TSFR +5.00%)		10.24	12/30/2027	384,150	[f]	359,180
Axiom Global, Inc., Initial Term Loan, (1 Month TSFR +4.85%)		9.94	10/1/2026	4,837,500	[f]	4,674,234
CIBT Global, Inc., First Lien Term Loan, (3 Month LIBOR +1.00%)		3.22	6/1/2024	1,066,088	[f]	795,301
Division Holding Corp., Term Loan B, (1 Month TSFR +4.75%)		9.85	5/27/2028	156,699	[f]	153,827
Electro Rent Corp., Extended Term Loan, (3 Month TSFR +5.50%)		10.83	11/1/2024	194,792	[f]	186,391
Element Material Technology, Delayed Draw Term Loan B, (3 Month TSFR +4.35%)		9.25	6/24/2029	99,242	[f,i]	97,505
Element Materials Technology, USD Initial Term Loan B, (3 Month TSFR +4.35%)		9.59	6/24/2029	215,024	[f]	211,261
Galaxy US Opco, Inc., Initial Term Loan, (1 Month TSFR +4.75%)		9.85	5/2/2029	169,148	[f]	159,422

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.1% (continued)
Commercial & Professional Services - 8.3% (continued)
Indy US Holdco LLC, Term Loan, (3 Month EURIBOR +6.50%)	EUR	6.50	3/5/2028	1,000,000	[f]	1,044,824
Infinitas Learning Finco, Term Loan B, (6 Month EURIBOR +4.45%)	EUR	7.72	9/30/2028	1,000,000	[f]	1,050,280
KUEHG Corp., Term Loan, (3 Month TSFR +5.00%)		10.24	6/12/2030	230,000	[f]	228,227
Modulaire Group Holdings, Facility Term Loan B, (3 Month EURIBOR +4.43%)	EUR	7.44	12/31/2028	1,000,000	[f]	1,027,092
Neptune Bidco US, Inc., Dollar Term Loan B, (3 Month TSFR +5.10%)		10.00	4/11/2029	413,547	[f]	365,472
RLG Holdings LLC, First Lien Closing Date Initial Term Loan, (1 Month TSFR +4.25%)		9.47	7/8/2028	156,660	[f]	149,414
Safe Fleet Holdings LLC, 2022 Initial Term Loan, (1 Month TSFR +3.85%)		8.93	2/23/2029	233,816	[f]	233,962
Spring Education Group, First Lien Initial Term Loan, (3 Month LIBOR +4.00%)		9.54	7/30/2025	313,563	[f]	311,865
Swordfish Merger Sub LLC, Second Lien Initial Term Loan, (1 Month LIBOR +6.75%)		11.94	2/1/2026	96,800	[f]	90,460
Villa Dutch Bidco BV, Term Loan, (6 Month EURIBOR +5.75%)	EUR	9.37	11/3/2029	1,000,000	[f]	1,074,210
WP/AP Holdings, Facility Term Loan B, (3 Month EURIBOR +3.90%)	EUR	7.50	11/18/2028	1,000,000	[f]	1,078,875
					14,531,067
Consumer Discretionary - 2.8%
AI Aqua Merger Sub, Inc., Initial Term Loan B, (1 Month TSFR +3.75%)		890.00	7/30/2028	364,081	[f]	357,891
AP Gaming I LLC, Term Loan B, (3 Month TSFR +4.00%)		9.39	2/15/2029	237,536	[f]	235,606
Freshworld Holding IV GmbH, Facility Term Loan B-2, (6 Month EURIBOR +3.75%)	EUR	7.49	10/2/2026	1,000,000	[f]	1,070,740
Recess Holdings, Inc., Second Lien Initial Term Loan, (3 Month LIBOR +7.75%)		13.02	9/29/2025	59,091	[f]	58,426
Safic - Alcan SAS, Facility Term Loan B, (3 Month EURIBOR +5.13%)	EUR	8.72	7/13/2029	1,000,000	[f]	1,087,113
Scientific Games Holdings, Term Loan B-2, (3 Month TSFR +3.50%)		8.42	4/4/2029	438,926	[f]	434,262
Silk Bidco AS, Facility Term Loan B, (3 Month EURIBOR +4.00%)	EUR	9.70	2/22/2025	1,000,000	[f]	966,394

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.1% (continued)
Consumer Discretionary - 2.8% (continued)
Tecta America Corp., First Lien Initial Term Loan, (1 Month TSFR +4.00%)		9.22	4/9/2028	475,192	[f]	473,412
Windsor Holdings III LLC, Term Loan, (3 Month TSFR +4.50%)		4.50	6/27/2030	193,333	[f]	190,168
					4,874,012
Consumer Durables & Apparel - .1%
S&S Holdings LLC, First Lien Initial Term Loan, (3 Month LIBOR +5.10%)		10.09	3/11/2028	159,734	[f]	140,167
Consumer Staples - .5%
Hunter Douglas, Inc., Tranche Term Loan B-1, (3 Month TSFR +3.50%)		8.67	2/25/2029	463,202	[f]	441,635
Kronos Acquisition Holdings, Inc., Tranche Term Loan B-1, (1 Month LIBOR +4.00%)		9.25	12/22/2026	413,598	[f]	403,936
					845,571
Diversified Financials - 2.1%
Apex Group Treasury LLC, Incremental Term Loan B, (3 Month TSFR +5.00%)		9.99	7/27/2028	390,040	[f]	388,577
BHN Merger Sub, Inc., First Lien Term Loan, (3 Month TSFR +3.00%)		8.26	6/15/2025	496,084	[f]	492,790
BHN Merger Sub, Inc., Second Lien Term Loan, (3 Month LIBOR +7.00%)		12.25	6/15/2026	145,000	[f]	139,128
Edelman Financial Center, 2021 Refinancing Term Loan, (1 Month LIBOR +3.75%)		8.94	4/7/2028	525,975	[f]	513,780
Edelman Financial Center, Second Lien Initial Term Loan, (1 Month LIBOR +6.75%)		11.94	7/20/2026	90,000	[f]	87,199
GT Polaris, Inc., First Amendment Term Loan, (3 Month LIBOR +3.75%)		9.02	9/24/2027	158,945	[f]	147,702
Hudson River Trading LLC, Term Loan, (1 Month TSFR +3.11%)		8.22	3/18/2028	406,279	[f]	396,376
Russell Investments US, 2025 New Term Loan, (1 Month TSFR +3.60%)		8.70	5/30/2025	492,179	[f]	460,434
Trevise Holdings 1, Term Loan, (3 Month EURIBOR +5.00%)	EUR	5.00	7/31/2029	1,000,000	[f]	1,063,925
					3,689,911

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.1% (continued)
Electronic Components - .4%
Roper Industrial Product, Initial Dollar Term Loan, (3 Month TSFR +4.50%)		9.74	11/22/2029	625,356	[f]	623,645
Energy - 1.1%
BEP Ulterra Holdings, Inc., Initial Term Loan, (1 Month LIBOR +5.25%)		10.44	11/26/2025	159,582	[f]	156,989
Freeport LNG Investments, Initial Term Loan B, (3 Month LIBOR +3.50%)		8.75	12/21/2028	646,853	[f]	634,938
Gulf Finance LLC, Term Loan B, (1 Month LIBOR +6.86%)		12.00	8/25/2026	548,608	[f]	534,969
Traverse Midstream Partners, Advance Term Loan, (1 Month TSFR +3.85%)		8.94	9/27/2024	314,193	[f]	312,033
WaterBridge Midstream Operating, Initial Term Loan, (3 Month LIBOR +5.75%)		11.01	6/21/2026	286,007	[f]	284,734
					1,923,663
Financials - .1%
Jump Financial LLC, Term Loan, (3 Month TSFR +4.50%)		10.00	8/6/2028	198,987	[f]	190,530
Food Products - 2.0%
Alphia, Inc., Term Loan, (1 Month LIBOR +6.00%)		11.20	3/5/2027	1,545,421	[f]	1,537,941
Biscuit Holding SASU, Facility Term Loan B, (6 Month EURIBOR +4.00%)	EUR	7.27	2/14/2027	1,000,000	[f]	935,207
ZF Invest SAS, Term Loan B, (3 Month EURIBOR +3.98%)	EUR	7.05	7/12/2028	1,000,000	[f]	1,024,517
					3,497,665
Food Service - .6%
Telfer Investments, Facility Term Loan B-1, (6 Month EURIBOR +4.75%)	EUR	8.49	7/1/2026	1,000,000	[f]	1,017,544
Health Care - 6.0%
Auris Luxembourg III SA, Facility Term Loan B-1, (6 Month EURIBOR +4.00%)	EUR	7.78	2/21/2026	2,000,000	[f]	2,067,049
Community Care Health Network, Closing Date Term Loan, (1 Month TSFR +4.86%)		9.97	2/16/2025	46,867	[f]	43,235
eResearchTechnology, Inc., First Lien Initial Term Loan, (1 Month TSFR +4.61%)		9.72	2/4/2027	498,254	[f]	480,442
Financiere Verdi I SASU, Facility Term Loan B, (3 Month SONIA +4.50%)	GBP	9.48	4/15/2028	1,500,000	[f]	1,664,494

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.1% (continued)
Health Care - 6.0% (continued)
Gainwell Acquisition Corp., Term Loan B, (3 Month TSFR +4.10%)		9.34	10/1/2027	646,717	[f]	637,824
GHX Ultimate Parent Corp., 2023 Term Loan, (3 Month TSFR +4.75%)		9.79	6/28/2027	170,000	[f]	170,479
Inovie SASU, Senior Facility Term Loan B, (3 Month EURIBOR +4.00%)	EUR	7.60	3/3/2028	1,000,000	[f]	979,352
Inula Natural Health Group, Senior Facility Term Loan B, (3 Month EURIBOR +3.75%)	EUR	7.35	12/11/2025	903,382	[f]	896,228
LifePoint Health, Inc., First Lien Term Loan B, (3 Month LIBOR +3.75%)		9.02	11/16/2025	410,000	[f]	380,732
Neuraxpharm Arzneimittel, Facility Term Loan B-1, (3 Month EURIBOR +4.25%)	EUR	7.49	12/11/2027	633,857	[f]	676,967
Neuraxpharm Arzneimittel, Facility Term Loan B-2, (3 Month EURIBOR +4.25%)	EUR	7.49	12/11/2027	366,143	[f]	391,045
PetVet Care Centers LLC, First Lien Initial Term Loan, (3 Month LIBOR +2.75%)		7.90	2/14/2025	214,434	[f]	208,046
PetVet Care Centers LLC, Second Lien Initial Term Loan, (1 Month LIBOR +6.25%)		11.44	2/15/2026	261,948	[f]	240,665
Sirona BidCo SASU, Facility Term Loan , (3 Month EURIBOR +4.00%)	EUR	7.52	12/16/2028	1,000,000	[f]	1,057,782
US Anesthesia Partners, Initial Term Loan, (1 Month LIBOR +4.25%)		9.42	10/1/2028	158,838	[f]	149,577
WCG Purchaser Corp., First Lien Initial Term Loan, (1 Month TSFR +4.11%)		9.22	1/8/2027	378,949	[f]	372,791
					10,416,708
Industrial - .1%
VAC Germany Holding GmbH, Term Loan B, (6 Month LIBOR +4.00%)		9.73	3/8/2025	259,721	[f]	254,526
Information Technology - 4.3%
Ascend Learning LLC, Initial Term Loan, (1 Month TSFR +3.60%)		8.70	12/10/2028	423,307	[f]	398,967
AthenaHealth Group, Inc., Initial Delayed Draw Term Loan, (3 Month TSFR +3.50%)		3.50	2/15/2029	33,166	[f,i]	32,005
AthenaHealth Group, Inc., Initial Term Loan, (1 Month TSFR +3.50%)		8.59	2/15/2029	269,294	[f]	259,869

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.1% (continued)
Information Technology - 4.3% (continued)
Boxer Parent Co., Inc., 2021 Replacement Dollar Term Loan, (1 Month TSFR +3.75%)		8.97	10/2/2025	391,368	[f]	388,714
Camelia Bidco Ltd., Facility Term Loan B-1, (3 Month SONIA +4.77%)	GBP	9.70	10/5/2024	1,500,000	[f]	1,855,470
CT Technologies, 2021 Reprice Term Loan, (1 Month LIBOR +4.25%)		9.47	12/16/2025	105,285	[f]	98,515
Dedalus Finance GmbH, Additional Term Loan B-2, (3 Month EURIBOR +3.75%)	EUR	6.97	5/31/2027	1,000,000	[f]	942,977
ECL Entertainment LLC, Term Loan B, (1 Month TSFR +7.50%)		12.72	4/30/2028	175,574	[f]	177,110
EP Purchaser LLC, Closing Date Term Loan, (3 Month LIBOR +3.76%)		8.89	11/4/2028	224,432	[f]	220,224
Finastra USA, Inc., First Lien Dollar Term Loan, (6 Month LIBOR +3.50%)		9.23	6/13/2024	399,330	[f]	384,917
Finthrive Software Intermediate, Term Loan, (1 Month LIBOR +4.00%)		9.19	12/17/2028	129,958	[f]	111,114
Hyland Software, Inc., 2018 Refinancing Term Loan, (1 Month LIBOR +3.50%)		8.69	7/1/2024	144,620	[f]	143,608
Hyland Software, Inc., 2021-1 Incremental Facility Term Loan, (1 Month TSFR +6.25%)		11.47	7/10/2025	155,000	[f]	149,769
Idera, Inc., First Lien Initial Term Loan, (1 Month TSFR +3.75%)		9.01	3/2/2028	318,371	[f]	310,743
Mitchell International, First Lien Initial Term Loan, (1 Month LIBOR +3.75%)		8.94	10/15/2028	317,588	[f]	311,138
Mitchell International, Second Lien Initial Term Loan, (1 Month LIBOR +6.50%)		11.69	10/15/2029	107,692	[f]	95,577
Mitnick Corporate Purchaser, Initial Term Loan, (3 Month TSFR +4.75%)		9.90	5/2/2029	222,320	[f]	215,928
Polaris Newco LLC, First Lien Dollar Term Loan, (3 Month LIBOR +4.00%)		9.54	6/4/2028	518,681	[f]	478,914
Quest Software, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.40%)		9.45	2/1/2029	258,045	[f]	201,598
RealPage, Inc., Second Lien Initial Term Loan, (1 Month LIBOR +6.50%)		11.65	4/22/2029	90,000	[f]	87,450

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.1% (continued)
Information Technology - 4.3% (continued)
UKG, Inc., 2021 Second Lien Incremental Term Loan, (3 Month TSFR +5.25%)		10.27	5/3/2027	70,000	[f]	68,075
UKG, Inc., First Lien Initial Term Loan, (3 Month TSFR +3.75%)		8.90	5/3/2026	492,200	[f]	486,296
					7,418,978
Insurance - 3.4%
Acrisure LLC, 2020 Term Loan B, (1 Month LIBOR +3.50%)		8.69	2/15/2027	74,807	[f]	72,810
Acrisure LLC, 2022 Additional Term Loan, (3 Month TSFR +5.75%)		10.82	2/15/2027	488,049	[f]	492,319
Amynta Agency Borrower, 2023 Refinancing Term Loan, (1 Month TSFR +5.10%)		10.20	2/28/2028	546,108	[f]	532,458
Asurion LLC, New Term Loan B-4, (1 Month TSFR +5.31%)		10.51	1/20/2029	71,244	[f]	59,946
Asurion LLC, Second Lien Term Loan B-3, (1 Month TSFR +5.46%)		10.45	2/3/2028	1,083,367	[f]	925,943
OneDigital Borrower LLC, 2021 Term Loan B, (1 Month TSFR +4.35%)		9.45	11/16/2027	258,687	[f]	255,453
Selectquote, Inc., Initial Term Loan, (1 Month TSFR +8.10%)		13.20	11/5/2024	3,760,615	[f,h]	3,519,936
					5,858,865
Internet Software & Services - 3.0%
Arches Buyer, Inc., Refinancing Term Loan, (1 Month TSFR +3.25%)		8.45	12/6/2027	568,542	[f]	549,709
CNT Holdings I Corp., First Lien Initial Term Loan, (3 Month TSFR +3.50%)		8.46	11/8/2027	499,170	[f]	497,860
Endure Digital, Inc., Initial Term Loan, (6 Month LIBOR +3.50%)		8.79	2/10/2028	193,754	[f]	180,918
ION Trading Finance Ltd., Initial Dollar Term Loan, (3 Month TSFR +4.85%)		10.09	4/1/2028	127,400	[f]	125,216
ION Trading Finance Ltd., Initial Euro Term Loan, (3 Month EURIBOR +4.25%)	EUR	7.85	4/1/2028	1,960,000	[f]	2,030,328
Magnite, Inc., Initial Term Loan, (1-3 Month LIBOR +5.00%)		10.38	4/30/2028	238,782	[f]	238,364
MH Sub I LLC, 2023 May New Term Loan, (1 Month TSFR +4.25%)		9.40	5/3/2028	273,593	[f]	262,855
Proofpoint, Inc., Initial Term Loan, (1 Month LIBOR +3.25%)		8.47	8/31/2028	481,356	[f]	471,929

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.1% (continued)
Internet Software & Services - 3.0% (continued)
THG Operations Holdings, Facility Term Loan B, (6 Month EURIBOR +4.50%)	EUR	8.26	12/11/2026	1,000,000	[f]	958,701
					5,315,880
Materials - .8%
Berlin Packaging LLC, Tranche Term Loan B-5, (1-3 Month LIBOR +3.75%)		9.11	3/11/2028	205,372	[f]	202,335
Charter Next Generation, 2021 Refinancing Term Loan, (1 Month TSFR +3.75%)		8.97	12/1/2027	77,775	[f]	77,265
Clydesdale Acquisition, Term Loan B, (1 Month TSFR +4.18%)		9.38	4/13/2029	284,109	[f]	280,119
MAR Bidco Sarl, USD Facility Term Loan B, (3 Month TSFR +3.95%)		9.00	6/28/2028	108,399	[f]	104,334
Mauser Packaging Solutions, Initial Term Loan, (1-3 Month TSFR +4.00%)		9.16	8/10/2026	200,000	[f]	199,680
Proampac PG Borrower LLC, 2020-1 Term Loan, 3 Month LIBOR, (3 Month LIBOR +3.88% & 3 Month TSFR +3.75%)		9.02	11/3/2025	470,144	[f]	466,033
Valcour Packaging LLC, Second Lien Initial Term Loan, (6 Month LIBOR +7.00%)		12.65	9/30/2029	240,000	[f]	144,300
					1,474,066
Media - 1.7%
Cengage Learning, Inc., 2021 Refinancing Term Loan, (6 Month LIBOR +4.75%)		9.88	7/14/2026	552,973	[f]	543,055
DIRECTV Financing LLC, Closing Date Term Loan, (1 Month TSFR +5.00%)		10.22	8/2/2027	581,219	[f]	569,513
NEP Europe Finco BV, Initial Euro Term Loan, (1 Month EURIBOR +3.50%)	EUR	6.92	10/20/2025	1,919,598	[f]	1,895,672
					3,008,240
Retailing - .3%
RH, Initial Term Loan, (1 Month TSFR +2.50%)		7.60	10/20/2028	339,137	[f]	328,793
Staples, Inc., 2019 Refinancing New Term Loan B-1, (3 Month LIBOR +5.00%)		10.30	4/12/2026	191,488	[f]	164,381
					493,174
Semiconductors & Semiconductor Equipment - .3%
Natel Engineering Co., Inc., Initial Term Loan, (1 Month LIBOR +6.25%)		11.41	4/30/2026	659,082	[f]	567,357

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.1% (continued)
Technology Hardware & Equipment - 1.4%
Atlas CC Acquisition Corp., First Lien Term Loan B, (3 Month TSFR +4.51%)		9.78	5/25/2028	290,239	[f]	253,665
Atlas CC Acquisition Corp., First Lien Term Loan C, (3 Month TSFR +4.51%)		9.78	5/25/2028	59,032	[f]	51,593
Kronosnet CX Bidco, Term Loan B, (3 Month EURIBOR +5.75%)	EUR	8.96	10/14/2029	1,000,000	[f]	1,011,542
McAfee Corp., Tranche Term Loan B-1, (1 Month TSFR +3.85%)		9.01	3/1/2029	279,553	[f]	268,177
Optiv Parent, Inc., Term Loan, (6 Month TSFR +5.25%)		10.34	8/26/2026	309,120	[f]	295,274
Perforce Software, Inc., Term Loan, (1 Month LIBOR +3.75%)		8.94	7/1/2026	258,660	[f]	245,565
VeriFone Systems, Inc., First Lien Initial Term Loan, (3 Month LIBOR +4.00%)		9.48	8/20/2025	249,347	[f]	236,127
					2,361,943
Telecommunication Services - 1.8%
Altice France SA, USD Term Loan B-14, (3 Month TSFR +5.50%)		10.49	8/31/2028	326,000	[f]	291,227
CCI Buyer, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.00%)		9.24	12/17/2027	595,849	[f]	585,794
Consolidated Communications, Term Loan B-1, (1 Month TSFR +3.50%)		8.72	10/2/2027	245,000	[f]	217,175
Intelsat Jackson Holdings, Term Loan , (1 Month TSFR +4.40%)		9.44	2/1/2029	305,078	[f]	304,233
Lorca Finco PLC, Facility Term Loan B, (6 Month EURIBOR +4.20%)	EUR	8.02	9/18/2027	1,000,000	[f]	1,072,846
Lumen Technologies, Inc., Term Loan B, (1 Month TSFR +2.36%)		7.47	3/15/2027	488,441	[f]	378,236
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (1 Month TSFR +3.00%)		8.22	3/9/2027	270,000	[f]	212,895
					3,062,406
Transportation - .1%
OLA Netherlands BV, Term Loan, (1 Month TSFR +6.35%)		11.43	12/3/2026	142,969	[f]	135,106
WWEX UNI Topco Holdings, First Lien Initial Term Loan, (3 Month TSFR +4.26%)		9.50	7/26/2028	93,631	[f]	89,165
					224,271
Utilities - .7%
Compass Power Generation, Tranche Term Loan B-2, (1 Month TSFR +4.36%)		9.47	4/14/2029	187,884	[f]	187,723

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.1% (continued)
Utilities - .7% (continued)
Eastern Power LLC, Term Loan B, (1 Month LIBOR +3.75%)	8.85	10/2/2025	648,245	[f]	626,328
Hamilton Projects Acquiror, Term Loan, (1 Month TSFR +4.61%)	9.72	6/26/2027	451,853	[f]	448,182
				1,262,233
Total Floating Rate Loan Interests (cost $86,728,625)			81,938,299
Description			Shares		Value ($)
Common Stocks - .1%
Information Technology - .1%
Skillsoft Corp.			104,668	[j]	129,788
Media - .0%
Altice USA, Inc., Cl. A			2,500	[j]	7,550
Total Common Stocks (cost $1,158,018)			137,338
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $567,872)	5.17		567,872	[k]	567,872
Total Investments (cost $262,644,612)			139.6%	242,702,677
Liabilities, Less Cash and Receivables			(39.6%)	(68,850,421)
Net Assets			100.0%	173,852,256

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

SONIA—Sterling Overnight Index Average

TSFR—Term Secured Overnight Financing Rate Reference Rates

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities were valued at $148,615,575 or 85.48% of net assets.

d Payment-in-kind security and interest may be paid in additional par.

e Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

h The fund held Level 3 securities at June 30, 2023. These securities were valued at $3,581,343 or 2.1% of net assets.

i Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

j Non-income producing security.

k Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC
Euro	2,000,000	United States Dollar	2,196,228	7/26/2023	(10,884)
British Pound	100,000	United States Dollar	126,266	7/26/2023	759
United States Dollar	8,897,700	British Pound	6,980,000	7/26/2023	31,352
United States Dollar	94,238,457	Euro	85,740,000	7/26/2023	552,742
Gross Unrealized Appreciation					584,853
Gross Unrealized Depreciation					(10,884)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund

June 30, 2023 (Unaudited)

The following is a summary of the inputs used as of June 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	86,747,882	-	86,747,882
Corporate Bonds	-	73,311,286	-	73,311,286
Equity Securities - Common Stocks	137,338	-	-	137,338
Floating Rate Loan Interests	-	78,356,956	3,581,343	81,938,299
Investment Companies	567,872	-	-	567,872
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	584,853	-	584,853
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(10,884)	-	(10,884)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2023 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At June 30, 2023, accumulated net unrealized depreciation on investments was $19,367,966, consisting of $2,915,868 gross unrealized appreciation and $22,283,834 gross unrealized depreciation.

At June 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.